Residual Contracts Disclosure	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Notes
Residual Contracts Disclosure

NOTE 9 - RESIDUAL CONTRACTS

On December 31, 2012, the Company acquired the residual income stream of Parallel Solutions Inc. (PSI). This revenue is perpetual, provided that the vendor’s contract with PSI is not terminated. The calculations for the value associated with anticipated new income resulting from the acquired PSI residual contracts was determined based on PSI’s residual revenue stream for the period from November of 2011 to October 2012 of $535,722 and historical PSI’s termination rates of nil. The Company used the lowest industry standard multiple of (1.1) to determine the fair value of the contractual revenue stream of the date of acquisition which was estimated to be $589,294. During the nine months ended September 30, 2014, management reviewed the carrying amount of the asset and determined as a result of diversification in the Company’s business model due to its acquisitions, that the previously estimated indefinite life be revised to reflect the Company’s future business development goals. The Company estimated a finite remaining useful life of forty-eight months and has recorded amortization expense as of September 30, 2014 as follows:

	SEPTEMBER 30,	DECEMBER 31,
	2014	2013

Residual contracts	$589,294	$589,294
Less: accumulated amortization	(110,493)	-
Total residual contracts, net	$478,801	$589,294

NOTE 9 - RESIDUAL CONTRACTS

On December 31, 2012, the Company bought the residual income stream from Parallel Solutions (PSI). This revenue is perpetual as long as the vendor's contract stays with PSI. The company received all the contracts except for two: Chesspay and TRK. The Company did the due diligence on PSI around November 2012 and based the calculations on the new income for the period November of 2011 to October 2012. The Company used an industry standard multiple (1.1) to put a value on the asset and came up with a value of roughly $589,294.  The income stream associated with PSI vendors in 2013 was greater than the residual contracts asset.